Shareholders' (deficit) / equity	6 Months Ended
Jun. 30, 2024
Shareholders' (deficit) / equity
Shareholders' (deficit) / equity

13.Shareholders’ (deficit) / equity

The movements of the shares issued during the six month periods ended June 30, 2024 and 2023, are as follows:

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2024	503,466,142	23,113,065	—	526,579,207
Issued shares for share-based payments exercised	5,385,107	—	—	5,385,107
Issued shares – SEPA	2,000,000	—	—	2,000,000
Issued shares – 2024 Public Offering	38,095,238	—	—	38,095,238
Issued shares – 2024 PIPE	46,338,225	—	—	46,338,225
Issued as of June 30, 2024	595,284,712	23,113,065	—	618,397,777
Treasury shares	—	—	—	—
Outstanding as of June 30, 2024	595,284,712	23,113,065	—	618,397,777

	Common	Supervoting	Ordinary
	shares	shares	shares
(in units)	(Class A)	(Class B)	(Class C)	Total
Issued at January 1, 2023	369,820,821	23,888,065	525,000	394,233,886
Issued shares for share-based payments exercised	10,585,912	—	—	10,585,912
Conversion of Class B shares	350,000	(350,000)	350,000	350,000
Cancellation of issued shares	—	(425,000)	(105,000)	(530,000)
Issued as of June 30, 2023	380,756,733	23,113,065	770,000	404,639,798
Treasury shares	—	—	(770,000)	(770,000)
Outstanding as of June 30, 2023	380,756,733	23,113,065	—	403,869,798

During the six month period ended June 30, 2024, in total 5,385,107 shares (June 30, 2023: 10,585,912 shares) have been issued due to the execution of vested share-based payments; €54 thousand (June 30, 2023: €1,270 thousand) have been added to subscribed capital, thereof €34 thousand (June 30, 2023: €1,117 thousand) are transferred from other capital reserves.

Standby equity purchase agreement (SEPA)

In May 2024, the Company entered into a standby equity purchase agreement (“SEPA”) with YA II PN, Ltd (“Yorkville”) which allowed the Company the right, but not the obligation, to issue and sell to Yorkville up to US$150 million of its Class A shares with a nominal value of €0.01 per share from time to time over a term of three years. Pursuant to the SEPA, the Company was required to issue to Yorkville a commitment fee of 1,000,000 Class A shares.

The Group determined that the right to issue Class A shares represents a freestanding purchased put option, and the purchased put option was classified as a derivative asset with a fair value at the inception of €968 thousand equal to the market value of the Commitment Shares paid as consideration. The issuance of the Commitment Shares resulted in a €10 thousand increase in subscribed capital and a €958 thousand increase in share premium.

Under the agreement the shares are always issued at a discount to the market price. The put option was immediately considered to have a fair value of nil and a €968 thousand fair value loss was recognized in financial expenses.

The agreement was terminated at the end of May 2024. Prior to termination, the Group sold 1,000,000 Class A shares under the agreement for total cash proceeds of €1,070 thousand, recognizing €10 thousand increase in subscribed capital and €1,060 thousand increase in share premium.

2024 Public Offering

In May 2024, the Group entered into an underwriting agreement with B. Riley Securities, Inc., which acted as the sole underwriter for the purchase and sale, in a public offering (the “2024 Public Offering”) of 38,095,238 Class A shares at a price of US$1.05 per share, together with warrants to purchase 38,095,238 Class A shares at an exercise price of US$1.50 per warrant (“2024 Public Offering Warrants”). The 2024 Public Offering Warrants expire 5 years from the date of issuance.

The transaction includes an over-allotment option to purchase additional 5,714,285 Class A shares of Lilium at a purchase price of US$1.05 per share, together with warrants to purchase 5,714,285 Class A shares at an exercise price of US$1.50 per warrant. The over-allotment option is exercisable within 30-days from the date of the underwriting agreement. The option expired without being exercised.

Gross proceeds of €36,758 thousand were received from the transaction, which were allocated to the initial fair value of 2024 Public Offering Warrants of €27,887 thousand, the initial fair value of the over-allotment derivative financial liability of €4,617 thousand and the remaining amount to the Class A shares issued of €4,254 thousand. The valuation of the 2024 Public Offering Warrants and the over-allotment derivative financial liability is described in note 18.

The transaction costs, including a 6% underwriter’s fee, are allocated in the same proportion as the gross proceeds, resulting in €521 thousand deduction from share premium in relation to the Class A shares issued, and €3,892 thousand recognized in general and administrative expenses in relation to the warrants and the over-allotment option issued.

The transaction resulted in an increase in subscribed capital of €381 thousand and a net increase in share premium of €3,353 thousand.

2024 Private Placement

Concurrently to the 2024 Public Offering, the Group entered into securities purchase agreements (“2024 PIPE”) with certain investors for the purchase and sale of 46,338,225 Class A shares of Lilium at a purchase price of US$1.05 per share, together with warrants to purchase 46,338,225 Class A shares at an exercise price of US$1.50 per warrant (“2024 PIPE Warrants”). The 2024 PIPE Warrants expire 6 years from the date of issuance. The 2024 PIPE closed in May 2024, and for certain investors in June 2024.

Gross proceeds of €45,137 thousand were received from the transaction, which were allocated to the initial fair value of 2024 PIPE Warrants of €35,831 thousand and the remaining amount to the Class A shares issued of €9,306 thousand. The valuation of the 2024 PIPE Warrants is described in note 18.

The transaction costs are allocated in the same proportion as the gross proceeds, resulting in €283 thousand deduction from share premium in relation to the Class A shares issued, and €1,127 thousand recognized in general and administrative expenses in relation to the warrants issued.

The transaction resulted in an increase in subscribed capital of €463 thousand and a net increase in share premium of €8,560 thousand.